Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal
State and local					228,972
Total current provision					228,972
Deferred:
Federal
State and local
Total deferred provision
Total provision	$ 15,500		$ 15,500		$ 228,972